Condensed Consolidated Statements of Comprehensive Loss (Q2) (Unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (21,347)	$ (931)	$ (1,592)	$ (1,234)	$ (22,278)	$ (2,826)	$ (10,720)	$ (9,605)
Currency translation adjustment			(27)	$ 27				(189)
Comprehensive income/(loss)	(21,347)		(1,619)		(22,278)	(2,826)	(10,720)	(9,540)
Less: Comprehensive income/(loss) attributable to noncontrolling interests							(4)	651
Comprehensive loss attributable to the Company	$ (21,347)		$ (1,619)		$ (22,278)	$ (2,826)	$ (10,716)	$ (10,191)